THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 123

    AMERICAN FINANCIAL INSTITUTIONS GROWTH TRUST, SERIES 1
          AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 1
    AMERICAN TECHNOLOGY GROWTH & TREASURY SECURITIES TRUST, SERIES 2

      Supplement to the Prospectus dated September 7, 1995

   Notwithstanding anything to the contrary in the Prospectus, the minimum amount which an investor may purchase in either Trust for an Individual Retirement Account or other retirement plans is $250.

December 18, 1995